Change in presentation of Consolidated Statement of Cash Flows (Tables)	9 Months Ended
Sep. 30, 2018
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Schedule of Changes in Consolidated Statement of Cash Flows

The impact of these changes is presented below.

$ million		Quarters
	Q1 2017	Q2 2017	Q3 2017	Q4 2017	Full year 2017
Working capital movements (as previously published)	(1,828)	2,258	(2,467)	(1,121)	(3,158)
Impact of working capital definition changes on:
- (Increase)/decrease in current receivables	(1,087)	(238)	1,018	(585)	(892)
- Increase/(decrease) in current payables	1,350	444	172	(166)	1,800
Working capital movements (as revised) (I)	(1,565)	2,464	(1,277)	(1,872)	(2,250)

Cash flow from operating activities excluding working capital movements (as previously published)	11,336	9,027	10,049	8,396	38,808
Impact of working capital definition changes on:
- Exploration well write-offs	284	25	47	541	897
- Derivative financial instruments	49	128	(1,076)	(140)	(1,039)
- Deferred tax, retirement benefits, decommissioning and other provisions	(104)	(129)	(161)	12	(382)
- Other	(492)	(230)	—	338	(384)
Cash flow from operating activities excluding working capital movements (as revised) (II)	11,073	8,821	8,859	9,147	37,900

Cash flow from operating activities (unchanged) (I + II)	9,508	11,285	7,582	7,275	35,650